UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [ ];                   Amendment Number: __
   This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gandhara Advisors Europe LLP
Address:  6th Floor
          65 Curzon Street
          London W1J 8PE
          England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Davide Erro
Title:    Director

Phone:    0-11-44-207-491-6100

Signature, Place, and Date of Signing:

/s/ Davide Erro             London, England         April 25, 2008
-----------------------     ----------------        ------------------
[Signature]                 [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $576433 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
   ---
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited
       ------------------------------

No. 2
   ---
Form 13F File Number 28-11842
Name:  Davide Erro
       ------------------------------


                                                     Form 13F Information Table

------------------------- --------- ----------- ---------- ------------------------- ------------ --------- ------------------------
        Column 1          Column 2   Column 3    Column 4          Column 5            Column 6   Column 7         Column 8
------------------------- --------- ----------- ---------- ------------------------- ------------ --------- ------------------------
     Name of Issuer       Title of     CUSIP      Value    Shrs /    SH /   Put/Call  Investment    Other       Voting Authority
                            Class                (x$1000)  Prn Amt   PRN              Discretion  Managers
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- ------------------------
                                                                                                              Sole    Shared   None
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------
    Cadbury Schweppes        ADR     127209302    52622     1190000    SH               DEFINED      1,2     1190000
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------
 Companhia Energetica     SP ADR     204409601    29130     1614756    SH               DEFINED      1,2     1614756
    de Minas Gerais       N-V PFD
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------
        CSX Corp             COM     126408103    23271     415036     SH               DEFINED      1,2     415036
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------
  Fording Canadian Coal    TR UNIT   345425102    23542     451000     SH               DEFINED      1,2     451000
          Trust
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------
       Navteq Corp           COM     63936L100    74800     1100000    SH               DEFINED      1,2     1100000
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------
       Sina Corp.            ORD     G81477104    97442     2764325    SH               DEFINED      1,2     2764325
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------
   Union Pacific Corp.       COM     907818108    193023    1539500    SH               DEFINED      1,2     1539500
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------
    Virgin Media Inc         COM     92769L101    82603     5870852    SH               DEFINED      1,2     5870852
------------------------- --------- ----------- ---------- --------- ------ -------- ------------ --------- --------- ------- ------


REPORT SUMMARY      8  DATA RECORDS                 576433            2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED